Post employment benefits - Actuarial assumptions (Details) € in Millions		12 Months Ended
		Mar. 31, 2026 EUR (€) age	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)
Post employment benefits
Total net cost included within staff costs		€ 38	€ 51	€ 34
Defined Benefit Pension Plan
Post employment benefits
Rate of inflation (as a percent)	[1],[2]	3.00%	2.80%	2.90%
Rate of increase in salaries (as a percent)	[1],[3]	3.30%	3.10%	3.00%
Discount rate (as a percent)	[3]	5.60%	5.10%	4.50%
Number of years pension will be available for male pensioner		22 years	22 years 6 months
Number of years pension will be available for female pensioner		23 years 7 months 6 days	24 years 3 months 18 days
Current retirement age for pensioner		65 years
Number of years pension will be available for male non-pensioner		23 years	23 years 6 months
Number of years pension will be available for female non-pensioner		25 years 2 months 12 days	25 years 4 months 24 days
Retirement age for availing pension by non-pensioner | age		65
Current eligible age for availing pension by non-pensioner | age		40
Current service cost		€ 32	€ 36	€ 42
Net past service cost		6	15	0
Net interest income included within staff costs		0	0	(8)
Total net cost included within staff costs		38	51	34
Net interest income included in financing costs		(5)	(4)	0
Actuarial (gains) / losses recognised in the SOCI		(5)	12	77
Total net cost included within profit and loss		€ 33	€ 47	€ 34

[1]	Figures shown represent a weighted average assumption of the individual plans.
[2]	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.
[3]	Relates only to schemes open to future accrual primarily in Germany, Ireland and India.